Acquisitions Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2014
Business Combination
Acquisitions, Divestitures and Exchanges
TDS' acquisitions in 2014 and 2013 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price (1)	Goodwill (2)	Licenses	Franchise Rights	Intangible Assets Subject to Amortization (3)	Net Tangible Assets/(Liabilities)
(Dollars in thousands)
2014
U.S. Cellular licenses	$41,707	$-	$41,707	$-	$-	$-
TDS Telecom cable businesses	273,789	33,610	2,703	120,979	14,056	102,441
Total	$315,496	$33,610	$44,410	$120,979	$14,056	$102,441

2013
U.S. Cellular licenses	$16,540	$-	$16,540	$-	$-	$-
TDS Telecom cable business	264,069	61,712	-	123,668	11,542	67,147
TDS Telecom HMS business	43,557	15,203	-	-	17,183	11,171
Total	$324,166	$76,915	$16,540	$123,668	$28,725	$78,318

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
(2)	The entire amount of Goodwill acquired in 2014 and 2013 was amortizable for income tax purposes.
(3)	At the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was as follows: 2014: 4.6 years for TDS Telecom cable business; 2013: 2.9 years for TDS Telecom cable business and 10 years for TDS HMS business

Divestiture Financial Impacts
Business divestiture financial impacts

(Dollars in thousands)	Expected Period of Recognition	Projected Range		Cumulative Amount Recognized as of December 31, 2014	Actual Amount Recognized Year Ended December 31, 2014	Actual Amount Recognized Year Ended December 31, 2013	Actual Amount Recognized Year Ended December 31, 2012
(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$(480,000)	$-	$(480,000)	$-
Sprint Cost Reimbursement	2013-2015	(120,000)	(175,000)	(111,970)	(64,329)	(47,641)	-
Net assets transferred	2013	160,073	160,073	160,073	-	160,073	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2015	20,000	22,000	20,410	9,735	3	10,672
Employee related costs including severance, retention and outplacement	2012-2015	13,000	16,000	14,147	(115)	1,653	12,609
Contract termination costs	2012-2015	70,000	100,000	84,320	24,736	59,525	59
Transaction costs	2012-2015	5,000	7,000	6,284	719	4,428	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(331,927)	$(349,927)	$(306,736)	$(29,254)	$(301,959)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values	2012-2014	215,049	215,049	215,049	16,478	178,513	20,058
(Increase) decrease in Operating income		$(116,878)	$(134,878)	$(91,687)	$(12,776)	$(123,446)	$44,535

As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2014
(Dollars in thousands)	Balance December 31, 2013	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2014
Accrued compensation
Employee related costs including severance, retention, outplacement	$2,053	$127	$(1,223)	$(242)	$715
Accounts payable
Contract termination costs	$-	$4,018	$-	$(1,190)	$2,828
Other current liabilities
Contract termination costs	$13,992	$12,703	$(22,210)	$3,747	$8,232
Other deferred liabilities and credits
Contract termination costs	$30,849	$24,171	$(3,569)	$(30,411)	$21,040

		Year Ended December 31, 2013
(Dollars in thousands)	Balance December 31, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2013
Accrued compensation
Employee related costs including severance, retention, outplacement	$12,305	$6,853	$(11,905)	$(5,200)	$2,053
Other current liabilities
Contract termination costs	$30	$22,675	$(8,713)	$-	$13,992
Other deferred liabilities and credits
Contract termination costs	$-	$34,283	$(3,434)	$-	$30,849

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities in the Consolidated Statement of Cash Flows.

(2)	Adjustment to liability represents changes to previously accrued amounts.

(Dollars in thousands)	Projected Range		Actual Amount Recognized Year Ended December 31, 2014
(Gain) loss on sale of business and other exit costs, net
Charges for the impairment and decommissioning of various operating assets	$8,000	$12,000	$8,467
Employee related costs including severance, retention and outplacement	500	1,500	676
Contract termination costs	10,000	15,000	11,099
Total (Gain) loss on sale of business and other exit costs, net	$18,500	$28,500	$20,242

	As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2014
(Dollars in thousands)	Balance May 23, 2014	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2014
Accrued compensation
Employee related costs including severance, retention and outplacement	$-	$676	$(523)	$-	$153
Other current liabilities
Contract termination costs	$-	$7,475	$(4,291)	$1,043	$4,227
Other deferred liabilities and credits
Contract termination costs	$-	$3,975	$-	$(1,396)	$2,579

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities on the Consolidated Statement of Cash Flows.
(2)	Adjustment to liability represents changes to previously accrued amounts.

Assets and Liabilities held for sale
At December 31, 2014 and 2013, the following assets were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$-	$-	$56,809	$-	$-	$56,809
Sale of Business - Towers	1,472	773	-	4,344	31,770	38,359
Divestiture of Wireline markets (1)	215	2	-	4,100	3,858	8,175
Total	$1,687	$775	$56,809	$8,444	$35,628	$103,343

2013
Divestiture of Spectrum Licenses	$-	$-	$16,027	$-	$-	$16,027

(1)	On December 30, 2014, TDS Telecom entered into an agreement with a third party to sell certain Wireline markets.

	Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$3,607	$17,641	$21,248
Divestiture of Wireline markets	218	177	395
Total	$3,825	$17,818	$21,643